Document and Entity Information	Aug. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	Fauquier Bankshares, Inc.
Entity Central Index Key	0001083643
Entity Incorporation, State or Country Code	VA
Entity File Number	000-25805
Entity Tax Identification Number	54-1288193
Entity Address, Address Line One	10 Courthouse Square
Entity Address, City or Town	Warrenton
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20186
City Area Code	540
Local Phone Number	347-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par value $3.13 per share
Security Exchange Name	NASDAQ
Trading Symbol	FBSS
Entity Emerging Growth Company	false